As filed with the Securities and Exchange Commission on October 3, 2002
Registration No. 333-61366
811-10385

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                 ☐

Post-Effective Amendment No. 5                             ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ☐

Amendment No. 9                    ☒

(Check appropriate box or boxes)

Pacific Funds
(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices ) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-6767

Robin S. Yonis
Assistant Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☒ 75 days after filing pursuant to paragraph (a)(2)
☐ on         (date)             pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

(Included in Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, Accession No. 0001017062-02-001254, as filed on June 21, 2002, and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, Accession No. 0001017062-02-001254, as filed on June 21, 2002, and incorporated by reference herein.)

SUPPLEMENT DATED DECEMBER [31], 2002 TO THE
PROSPECTUS FOR PACIFIC FUNDS DATED JULY 1, 2002

This supplement changes the Pacific Funds prospectus dated July 1, 2002 to reflect the following, and must be preceded or accompanied by the prospectus.
Pacific Funds is offering a new fund • PF PIMCO Inflation Managed Fund
About the funds is amended by adding pages 2 and 3 of this supplement describing the PF PIMCO Inflation Managed Fund. References to Pacific Funds’ 14 funds throughout the prospectus are changed to refer to 15 funds.

An overview of the Pacific Funds is amended
The first sentence of An Overview of the Pacific Funds is changed to read: This table is a summary of the goals, main investments and risks of each of the 15 funds.

The chart is amended to add the following:

FUNDS	INVESTMENT GOAL	MAIN INVESTMENTS	MAIN RISKS
PF PIMCO Inflation Managed Fund	Maximize total return consistent with prudent investment management.
Inflation-indexed bonds of varying maturities issued by the U.S. and non U.S. governments, their agencies and government sponsored enterprises, and corporations, forward contracts and derivative instruments relating to such securities.
Changes in interest and inflation rates, credit, foreign investments, derivatives and forward commitments and mortgage-related securities.

Fees and expenses is amended to add the following information to the Annual operating expenses table:

Fund	Advisory Fees	Distribution And Service (12b-1) Fees[1]*			Other Expenses[2]*	Total Annual Operating Expenses			Fee Waiver By Adviser[3]*			Net Operating Expenses

		Class A	Class B	Class C		Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

PF PIMCO Inflation Managed	0.60%	0.50%	1.00%	1.00%	3.14%	4.24%	4.74%	4.74%	(2.69%)	(2.69%)	(2.69%)	1.55%	2.05%	2.05%

* See footnotes as provided in the prospectus.

Examples is amended to add the following information:

	Your expenses (in dollars) if you sell your shares at the end of each period						Your expenses (in dollars) if you don’t sell your shares at the end of each period

	1 Year			3 Years			1 Year			3 Years

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

PF PIMCO Inflation Managed	699	708	406	1,013	1,043	736	699	208	306	1,013	643	736

About the Funds
Although the fundamental policy of the PF MFS Mid Cap Growth Fund and the PF MFS Global Growth Fund permits them to be “non-diversified”, the manager is currently managing them as though they were diversified funds.

ABOUT THE FUNDS	PF PIMCO INFLATION MANAGED FUND

The investment goal	This fund seeks to maximize total return consistent with prudent investment management.

What the fund invests in

Total return is made up of coupon income plus any gains or losses in the value of the fund’s securities.

Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market (or nominal) interest rates.

The factors that will most influence the fund’s performance are actual and expected inflation rates, as well as changes in real and nominal interest rates. (A real interest rate is the nominal interest rate less expected inflation.)

This fund may invest up to:
• 20% of its assets in foreign investments denominated in foreign currencies.
• 10% of its assets in lower-rated, high-yield (“junk”) bonds.

The fund’s principal investment strategy is to invest its assets in fixed income securities. Normally, the fund focuses on investment in inflation-indexed bonds such as Treasury Inflation Protection Securities (“TIPS”) which are issued by the U.S. government. It is expected that the amount invested in or exposed to inflation-indexed bonds (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to 80-90% of the net assets of the fund. Inflation-indexed bonds are fixed income securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed bonds and/or interest payable on such bonds tends to fall. Principal investments may include:

• inflation-indexed bonds issued by the U.S. government, its agencies, government-sponsored enterprises, non-U.S. governments and U.S. and foreign companies;
• mortgage-related securities, including stripped mortgage-related securities;
• other fixed income securities, including corporate bonds and notes, asset-backed securities, money market instruments; and
• derivative instruments and forward commitments relating to the above securities.

When selecting securities, the manager:

• decides what duration to maintain. The manager uses duration management as a fundamental part of the management strategy for this fund. Generally, the manager expects the fund’s average duration to be within 3 years (plus or minus) of the fund’s benchmark index duration.
• decides how to allocate among short, intermediate and long duration issues and how much should be invested in U.S. government, corporate, mortgage-related, and foreign securities as well as derivative instruments relating to such securities. The manager uses analytical systems it has developed to help select securities that meet yield, duration, maturity, credit and other criteria.
• chooses companies to invest in by carrying out credit analysis of each potential investment, which may include meetings or periodic contact with the company’s management.
• frequently uses derivatives (such as options, futures contracts and swap agreements) and forward commitments as a substitute for securities, to try to increase returns or to hedge against changes in interest rates or to otherwise try to achieve the fund’s investment goal. The manager may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A substantial portion of the fund is expected to be invested in forward purchase commitments on inflation-indexed bonds.

Risks you should be aware of	Since the PF PIMCO Inflation Managed Fund principally invests in fixed income securities, it may be affected by the following risks, among others:
When real interest rates go up, the value of inflation-indexed bonds will tend to go down and when real interest rates go down, the value of such bonds will tend to go up. Similarly, the value of non-inflation- indexed bonds is expected to change in response to changes in nominal interest rates. As nominal interest rates go up, the value of such bonds will tend to go down.

• changes in interest and inflation rates – the value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Bonds with longer durations tend to be more sensitive to changes in interest rates, giving them more price volatility than bonds with shorter durations. If the index measuring inflation falls, the principal value of inflation-indexed bonds and/or interest payable on such bonds tends to fall.
• credit – the fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. The fund may invest in high yield (“junk”) bonds, which have low credit ratings by Moody’s (Ba and lower), or Standard & Poor’s (BB and lower), or have not been rated but are of comparable quality. High yield bonds are especially subject to credit risk during periods of economic uncertainty or downturns, and are considered to be mostly speculative in nature. This fund is subject to less credit risk than most other bond funds

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PF PIMCO INFLATION MANAGED FUND

Risks you should be aware of (continued)

because it principally invests in fixed income securities issued or guaranteed by the U.S. government, its agencies and government-sponsored enterprises and in other high quality bonds.
•foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.
•derivatives and forward commitments – derive their value from the value of an underlying security, a group of securities or an index. Use of derivatives and forward commitments could reduce returns and increase the fund’s volatility. Derivatives and forward commitments are particularly sensitive to counterparty risk.
•mortgage-related securities – can be paid off early if the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the fund will be forced to reinvest this money at lower yields. Conversely, if interest rates rise, the duration of such securities tends to extend, making them more sensitive to changes in interest rates. Stripped mortgage-related securities can be particularly sensitive to changes in interest rates.

The use of derivatives and forward commitments may also create leverage risk. To mitigate leverage risk, the manager will segregate liquid assets or otherwise cover transactions that may give rise to such risk.

Who manages the fund

John B. Brynjolfsson, CFA, executive vice president, joined PIMCO in 1990. He is the portfolio manager of similar funds advised by PIMCO. Mr. Brynjolfsson has 14 years of investment experience and is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. He has a bachelor’s degree from Columbia College and an MBA from the MIT Sloan School of Management.

You’ll find more about PIMCO on page 53 of the prospectus.

The PF PIMCO Inflation Managed Fund is managed by Pacific Investment Management Company LLC (PIMCO).
PERFORMANCE OF COMPARABLE ACCOUNTS
This fund has no historical
performance to report because it started on December 31, 2002. The chart to the right shows the historical performance of a composite of PIMCO Real Return Full Authority Accounts. Each of the 4 advisory accounts in the composite, including 3 mutual funds as of 12/31/01 and 6/30/02, has investment objectives, policies and strategies that are substantially similar to those of the PF PIMCO Inflation Managed Fund.

The composite performance shows the historical track record of the fund manager and is not intended to imply how the PF PIMCO Inflation Managed Fund has performed or will perform. Total returns represent past performance of the composite and not the PF PIMCO Inflation Managed Fund.

This chart does not show you the performance of the PF PIMCO Inflation Managed Fund — it shows the performance of similar accounts managed by PIMCO.
Annual total returns/Average annual total returns for the periods ending December 31, 2001

	Year/Period	PIMCO Real Return Full Authority Composite (%)[1]	Lehman Brothers Inflation Linked Index (%)[2]

	1/1/02 - 6/30/02 (not annualized) 2001 2000 1999 1998 19973	7.52 8.74 13.48 5.71 5.21 3.03	7.41 7.90 13.18 2.36 3.95 2.08

	1 year 3 years Since Inception3	8.74 9.27 7.43	7.90 7.72 5.98

1  This column shows performance after advisory fees and operating expenses charged to the accounts in the composite have been deducted. The PF PIMCO Inflation Managed Fund’s fees and expenses may be higher than those reflected in this composite which would reduce performance. Accounts in the composite other than mutual funds, were not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the IRC, which, if imposed, could have adversely affected the performance. The composite reflects investment advisory fees and transaction costs, but, for the accounts other than the mutual funds, does not include custody fees or other expenses normally paid by mutual funds and which the PF PIMCO Inflation Managed Fund will pay. If these expenses were included, returns would be lower. The composite does not reflect the deduction of mutual fund sales loads, if applicable. If sales loads were reflected, the annualized returns for the one and three year and since inception periods ending 12/31/01 would have been 5.50%, 8.16%, and 7.03%, respectively.

2  The Lehman Brothers Inflation Linked Index shows the performance of all outstanding Treasury inflation protected securities (TIPS). Results include reinvested dividends.

3  The inception date of the composite was 3/1/97. Total returns and expenses are not annualized for the first year of operations.

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About the Funds	The following information in the who manages the fund section is changed as noted below.
PF Lazard International Value Fund	Information regarding Ronald J. Saba is deleted.
PF Putnam Equity Income Fund
The following information is added:

Bartlett R. Geer is a senior vice president of Putnam. He joined Putnam in 2000 and was previously associated with State Street Research & Management.

Jeanne L. Mockard is a senior vice president of Putnam. She has been associated with Putnam since 1990.

James M. Prusko is a senior vice president of Putnam. He has been associated with Putnam since 1992.

PF Putman Research Fund	The following information is added: Steve Gorman is a ________________ of Putnam. He joined Putnam in XXXX and was previously associated with __________________.
Information for investors	Dividends and Distributions is amended to add the following information: PF PIMCO Inflation Managed Fund: •Dividends declared and paid monthly.
Managing the Pacific Funds
The first paragraph of the Pacific Life section is replaced with the following:

Founded in 1868, Pacific Life provides life and health insurance products, individual annuities, mutual funds, and group employee benefits, and offers to individuals, businesses, and pension plans a variety of investment products and services. Over the past five years, the company has grown from the 20th to the 15th largest life insurance company in the nation, based on assets as of December 31, 2001. The Pacific Life family of companies has business relationships with more than two-thirds of the 100 largest U.S. companies as clients. Additional information about Pacific Life can be obtained at its Web site, www.PacificLife.com.

The last sentence of the PIMCO section is changed to read:

PIMCO manages the PF PIMCO Inflation Managed Fund and the PF PIMCO Managed Bond Fund.

4

Supplement dated [            ], 2002 to the Statement of Additional Information for the
Pacific Funds dated July 1, 2002

This supplement revises the Pacific Funds Statement of Additional Information (SAI) to reflect the following:

The PF PIMCO Inflation Managed Fund is added to the group of funds classified as diversified, which are listed in the first paragraph of the cover page to the SAI.

Under ADDITIONAL INVESTMENT POLICIES OF PACIFIC FUNDS, the following is added:

PF PIMCO Inflation Managed Fund

In addition to its investments in inflation-indexed bonds and fixed income securities, as described in the Prospectus, the Fund may invest in the following: corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) rated B or better by Moody’s or B or better by S&P, or, if not rated by Moody’s or S&P, of equivalent quality as determined by the Manager, although the Fund will not invest more than 10% of its assets in securities rated Baa to B by Moody’s or BBB to B by S&P, or, if not rated by Moody’s or S&P, of equivalent quality as determined by the Manager. For more information on the risks of such securities, see the “Description of Bond Ratings” in the Appendix. The Fund may also invest in mortgage-related securities, including collateralized mortgage obligations and mortgage-backed bonds; asset-backed securities; repurchase agreements and reverse repurchase agreements; commercial paper; bank obligations; convertible securities; variable and floating rate securities; firm commitment agreements; when-issued securities; ADRs; Brady bonds; and in cash or high quality money market instruments. Delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. The Fund may invest up to 5% of its net assets in event-linked bonds.

The Fund may also: purchase and write put and call options on securities; purchase and sell spread transactions with securities dealers; enter into interest rate, interest rate index, currency exchange rate swap agreements and purchase and write credit default swaps, and purchase and sell options thereon; engage in forward currency contracts, foreign currency transactions, options on foreign currencies, and foreign currency futures and options thereon; and purchase and sell interest rate futures contracts and options thereon. The Fund may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Fund may engage in short sales and short sales against the box. The Fund may also use foreign currency options and forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. In addition, the Fund may invest up to 20% of its assets in foreign denominated debt securities of foreign issuers. This limit does not apply to dollar-denominated foreign securities including ADRs.

Under INVESTMENT RESTRICTIONS, the following change is made:

Under the subsection Nonfundamental Investment Restrictions, the PF PIMCO Inflation Managed Fund is added to the group of Funds excepted from restriction (ii).

Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

The first sentence is replaced with the following:

The Pacific Funds was organized as a Delaware business trust on May 21, 2001, and currently consists of fifteen separate Funds.

Under the subsection Investment Adviser, the fifth paragraph is amended by adding the following before the last sentence:

An Addendum to the Advisory Contract for the PF PIMCO Inflation Managed Fund was approved by the Board of Trustees, including a majority of Trustees who are not parties to the Advisory Contract, or interested persons of such parties at its meeting on October 2, 2002, and by the sole shareholder of that Fund on December [    ], 2002.

The sixth paragraph is amended by deleting the third sentence from the end of the paragraph and replacing it with the following:

For the PF PIMCO Inflation Managed Fund and PF PIMCO Managed Bond Fund, the Fund pays .60% of the average daily net assets of each of the Funds.

Under the subsection Fund Management Agreements:

The following paragraph is added to the Janus description:

Stilwell has announced its intention to merge its operations into a unified organization named Janus Capital Management Inc. (“JCMI”). JCMI will be a publicly-traded holding company with principal operations in financial asset management businesses. Subsequent to the merger, Janus Capital Management LLC (“JCM”) will be a direct subsidiary of JCMI and JCMI will own approximately 92% of JCM, with the remaining 8% held by certain JCM employees. The transaction is expected to be completed as of December 31, 2002.

The first paragraph that begins the PIMCO description is replaced with the following:

Pursuant to a Management Agreement among Pacific Funds, the Adviser, and Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, PIMCO is the Manager and provides investment advisory services to the PF PIMCO Managed Bond Fund and PF PIMCO Inflation Managed Fund. For the services provided, Pacific Life pays a monthly fee to PIMCO of 0.25% based on an annual percentage of the combined average daily net assets of the PF PIMCO Managed Bond and PF PIMCO Inflation Managed Funds and the Inflation Managed and Managed Bond Portfolios of the Pacific Select Fund.

Under FUND TRANSACTIONS AND BROKERAGE, the following change is made:

Under the subsection Fund Turnover, the last paragraph is replaced with the following:

The fund turnover rates are not expected to exceed: 0% for the PF Pacific Life Money Market Fund; 1000% for PF PIMCO Inflation Managed Fund; 400% for the PF PIMCO Managed Bond Fund; 200% for the PF INVESCO Health Sciences, PF INVESCO Technology Funds and PF Putnam Research; less than 100% for the PF Lazard International Value Fund; and 150% for all other Funds. For Funds other than the PF Pacific Life Money Market Fund, fund turnover could be greater in periods of unusual market movement and volatility.

Under OTHER INFORMATION, the following change is made:

Under the subsection Capitalization, the following is added before the last sentence of the last paragraph:

Estimated expenses incurred in connection with the organization and establishment of PF PIMCO Inflation Managed Fund and the public offering of that Fund’s shares were approximately $            .

Under subsection Control Persons and Principal Holders of Securities, the following is added:

As of December 31, 2002, PAM held of record 100% of the outstanding shares of beneficial interest of the PF PIMCO Inflation Managed Fund, and therefore may be deemed to control that fund. A control position may enable the shareholder to take actions regarding the fund without the consent or approval of other shareholders.

2

PACIFIC FUNDS

Part C:    OTHER INFORMATION

Item 23.    Exhibits

(a)(1)(a)	Amended and Restated Declaration of Trust[3]

(b)	Instrument amending Declaration of Trust (Putnam funds)[7]

(c)	Instrument amending Declaration of Trust (PIMCO fund) to be filed by amendment

(a)(2)(b)	Certificate of Trust[1]

(b)	By-Laws[1]

(c)	Certificates for Shares will not be issued. Articles III, V and VI of the Declaration of Trust and Article II of the By-Laws define the rights of holders of the Shares.[7]

(d)(1)(a)	Investment Advisory Agreement[3]

(b)	Addendum to Investment Advisory Agreement (Putnam funds)[7]

(c)	Addendum to Investment Advisory Agreement (PIMCO fund) to be filed by amendment

(d)(2)	Fund Management Agreement—AIM[3]

(d)(3)	Fund Management Agreement—INVESCO[3]

(d)(4)(a)	Fund Management Agreement—Janus Capital Corporation[6]

(b)	Fund Management Agreement—Janus Capital Management LLC [8]

(c)	Addendum to Fund Management Agreement—Janus Capital Management LLC [8]

(d)(5)(a)	Fund Management Agreement—Pacific Investment Management Company (PIMCO)[3]

(b)	Addendum to Fund Management Agreement—PIMCO to be filed by amendment

(d)(6)	Fund Management Agreement—Salomon Brothers Asset Management Inc[6]

(d)(7)	Fund Management Agreement—Lazard Asset Management[3]

(d)(8)	Fund Management Agreement—MFS[4]

(d)(9)	Fund Management Agreement—Putnam Investment Management, LLC[7]

(e)(1)(a)	Distribution Agreement[3]

(b)	Addendum to Distribution Agreement (Putnam funds)[7]

(c)	Addendum to Distribution Agreement (PIMCO fund) to be filed by amendment

(e)(2)(a)	Form of Selling Group Agreement[3]

(b)	Amended Schedule A to Form of Selling Group Agreement (Putnam funds)[7]

(c)	Amended Schedule A to Form of Selling Group Agreement (PIMCO fund) to be filed by amendment

(f)	Deferred Compensation Plan filed herewith

(g)(1)(a)	Custodian Agreement[6]

(b)	Addendum to Custodian Agreement (Putnam funds)[7]

(c)	Addendum to Custodian Agreement (PIMCO fund) to be filed by amendment

(g)(2)	Foreign Custody Manager Agreement[6]

(h)(1)(a)	Transfer Agency Agreement[6]

(b)	Addendum to Transfer Agency Agreement (Putnam funds)[7]

(c)	Addendum to Transfer Agency Agreement (AML) filed herewith

(d)	Addendum to Transfer Agency Agreement (529) filed herewith

(e)	Addendum to Transfer Agency Agreement (PIMCO fund) to be filed by amendment

(h)(2)(a)	Administration and Shareholder Services Agreement[3]

(b)	Addendum to Administration and Shareholder Services Agreement (Putnam funds)[7]

(c)	Addendum to Administration and Shareholder Services Agreement (PIMCO fund) to be filed by amendment

(h)(4)(a)	Expense Limitation Agreement[3]

(b)	Addendum to Expense Limitation Agreement (Putnam funds)[7]

(c)	Addendum to Expense Limitation Agreement (Money Market fund) filed herewith

(d)	Addendum to Expense Limitation Agreement (PIMCO fund) to be filed by amendment

(h)(5)(a)	Sub-Administration and Accounting Services Agreement[3]

(b)	Addendum to Sub-Administration and Accounting Services Agreement (Putnam funds)[7]

(c)	Addendum to Sub-Administration and Accounting Services Agreement (PIMCO fund) to be filed by amendment

(i)	Opinion and Consent of Counsel[5]

(j)	Independent Auditor’s Consent [8]

(k)	Not Applicable

(l)	Share Purchase Agreement[3]

(m)(1)(a)	Class A Distribution and Service Plan[3]

(b)	Amended Schedule A to Class A Distribution and Services Plan (Putnam funds)[7]

(c)	Amended Schedule A to Class A Distribution and Services Plan (PIMCO fund) to be filed by amendment

(m)(2)(a)	Class B Distribution and Service Plan[3]

(b)	Amended Schedule A to Class B Distribution and Services Plan (Putnam funds)[7]

(c)	Amended Schedule A to Class B Distribution and Services Plan (PIMCO fund) to be filed by amendment

(m)(3)(a)	Class C Distribution and Service Plan[3]

(b)	Amended Schedule A to Class C Distribution and Services Plan (Putnam funds)[7]

(c)	Amended Schedule A to Class C Distribution and Services Plan (PIMCO fund) to be filed by amendment

(n)	Not Applicable

(o)(1)(a)	Multiple Class Plan Pursuant to Rule 18f-3[3]

(b)	Amended Schedule A to Multiple Class Plan Pursuant to Rule 18f-3 (Putnam funds)[7]

(c)	Amended Schedule A to Multiple Class Plan Pursuant to Rule 18F-3 (PIMCO fund) to be filed by amendment

(p)(1)	Code of Ethics—Pacific Funds[3]

(p)(2)	Code of Ethics—Janus Capital Corporation[2]

(p)(3)	Code of Ethics—Lazard Asset Management[2]

(p)(4)(a)	Code of Ethics—Pacific Investment Management Company[2]

(b)	Code of Ethics—Pacific Investment Management Company (revised) filed herewith

(p)(5)	Code of Ethics—Salomon Brothers Asset Management Inc[2]

(p)(6)	Code of Ethics—Pacific Life Insurance Company Securities Division[2]

(p)(7)	Code of Ethics—AIM[2]

(p)(8)	Code of Ethics—INVESCO[2]

(p)(9)	Code of Ethics—MFS[2]

(p)(10)	Code of Ethics—Putnam Investment Management, LLC[6]

/1/	Previously filed on May 22, 2001 as an exhibit to Registrant’s initial registration statement, and incorporated herein by reference.

/2/	Previously filed on August 9, 2001 as an exhibit to pre-effective amendment No.1 to Registrant’s registration statement, and incorporated herein by reference.

/3/	Previously filed on September 26, 2001 as an exhibit to pre-effective amendment No. 2 to Registrant’s registration statement, and incorporated herein by reference.

/4/	Previously filed on September 28, 2001 as an exhibit to pre-effective amendment No. 3 to Registrant’s registration statement, and incorporated herein by reference.

/5/	Previously filed on October 1, 2001 as an exhibit to pre-effective amendment No. 4 to Registrant’s registration statement, and incorporated herein by reference.

/6/	Previously filed on October 15, 2001 as an exhibit to post-effective amendment No. 1 to Registrant’s registration statement, and incorporated herein by reference.

/7/	Previously filed on December 28, 2001 as an exhibit to post-effective amendment No. 2 to the Registrant’s registration statement, and incorporated herein by reference.

/8/	Previously filed on June 21, 2002 as an exhibit to post-effective amendment No. 4 to the Registrant’s registration statement, and incorporated herein by reference.

Item 24.    Persons controlled by or Under Common Control with the Fund

None

Item 25.    Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust.

Title 12, Chapter 38, Section 3817 of the Delaware Code, Article VII of the Registrant’s Declaration of Trust filed as Exhibit (a)(1) to the Registrant’s registration statement, and Article VI of the Registrant’s By-Laws filed as Exhibit (b) to the registration statement, provide for indemnification of the Registrant’s trustees and/or officers for certain liabilities. Each agreement to which the Registrant is a party filed as an exhibit to the Registrant’s registration statement provides for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant.

Insofar as indemnification by the Registrant for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of the Investment Adviser

Name of Adviser	Name of Individual	Business and Other Connections
Pacific Life	Thomas C. Sutton
Director, Chairman of the Board and Chief Executive Officer of Pacific Life Insurance Company, January 1990 to present; Director, Chairman of the Board and Chief Executive Officer of Pacific Mutual Holding Company and Pacific LifeCorp, August 1997 to present; Director (March 1989 to present) and Chairman (July 1989 to present) of Pacific Life & Annuity Company (formerly PM Group Life Insurance Co.); Director of: Mutual Service Corporation, PM Realty Advisors, Inc., Pacific Financial Products, Inc., and similar positions with various affiliated companies of Pacific Life Insurance Company; Director of: Newhall Land & Farming; Edison International; The Irvine Company and Former Chairman of the American Council of Life Insurance; and Former Director of: Pacific Corinthian Life Insurance Company, Cadence Capital Management Corporation, NFJ Investment Group, Inc., Pacific Financial Asset Management Corporation, Pacific Investment Management Company, Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), former Management Board member of PIMCO Advisors L.P. and Trustee of Pacific Select Fund (July, 1987 to present).

Pacific Life	Glenn S. Schafer
Director (November 1994 to present) and President (January 1995 to present) of Pacific Life Insurance Company; Director and President of Pacific Mutual Holding Company and Pacific LifeCorp, August 1997 to present; Director of: Pacific Life & Annuity Company (formerly PM Group Life Insurance Company); Mutual Service Corporation; PM Realty Advisors, Inc.; and similar positions with various affiliated companies of Pacific Life Insurance Company; Former Director of Pacific Corinthian Life Insurance Company; Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.); and former Management Board member of PIMCO Advisors L.P.

Pacific Life	David R. Carmichael
Director (since August 1997), Senior Vice President and General Counsel of Pacific Life Insurance Company, April 1992 to present; Senior Vice President and General Counsel of Pacific Mutual Holding Company and Pacific LifeCorp, August 1997 to present; Senior Vice President and General Counsel of Pacific Life & Annuity Company (formerly PM Group Life Insurance Company), July 1998 to present; Director of Pacific Life & Annuity (formerly PM Group Life Insurance Company); and Association of California Health and Life Insurance Companies. Former Director of Pacific Corinthian Life Insurance Company; and Association of Life Insurance Counsel.

Name of Adviser	Name of Individual	Business and Other Connections
Pacific Life	Audrey L. Milfs
Director (since August 1997), Vice President (since April 1991) and Corporate Secretary (since July 1983) of Pacific Life Insurance Company; Vice President and Secretary of Pacific Mutual Holding Company and Pacific LifeCorp, August 1997 to present; Director of Pacific Life & Annuity Company (formerly PM Group Life Insurance Company); Pacific Financial Products, Inc.; PM Realty Advisors, Inc.; Vice President and Secretary to several affiliated companies of Pacific Life Insurance Company; and Secretary of Pacific Select Fund July 1987 to Present.

Pacific Life	Khanh T. Tran
Director (since August 1997), Senior Vice President and Chief Financial Officer of Pacific Life Insurance Company, June 1996 to present; Vice President and Treasurer of Pacific Life Insurance Company, November 1991 to June 1996; Senior Vice President and Chief Financial Officer of Pacific LifeCorp and Pacific Mutual Holding Company, August 1997 to present; Senior Vice President and Chief Financial Officer to several affiliated companies of Pacific Life Insurance Company. Director of Prandium, Inc.

Pacific Life	Edward R. Byrd
Vice President and Controller of Pacific Life Insurance Company, August 1992 to present; Director (since January 1998), Vice President and CFO of Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.); Vice President and Controller of Pacific Mutual Holding Company and Pacific LifeCorp, August 1997 to present; and similar positions with various affiliated companies of Pacific Life Insurance Company.

Pacific Life	Brian D. Klemens
Vice President and Treasurer of Pacific Life Insurance Company, December 1998 to Present; and Assistant Vice President and Assistant Controller of Pacific Life Insurance Company, April 1994 to December 1998; Vice President and Treasurer of Pacific LifeCorp and Pacific Mutual Holding Company, June 1999 to present; Vice President and Treasurer of several affiliated companies of Pacific Life Insurance Company (February 1999 to present)

Pacific Life	Larry J. Card
Executive Vice President of Pacific Life Insurance Company, January 1995 to present; Executive Vice President of Pacific Mutual Holding Company and Pacific LifeCorp, August 1997 to present and similar positions with various affiliated companies of Pacific Life Insurance Company.

Name of Adviser	Name of Individual	Business and Other Connections

Pacific Investment Management Company (“PIMCO”)		Investment Adviser

PIMCO	Ahto, Laura A.	Senior Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Arnold, Tamara J.	Executive Vice President, PIMCO.

PIMCO	Asay, Michael R.	Executive Vice President, PIMCO.

PIMCO	Baker, Brian P.	Senior Vice President, PIMCO and PIMCO Asia PTE Limited.

PIMCO	Bass, Shannon	Executive Vice President, PIMCO.

PIMCO	Beaumont, Stephen B.	Senior Vice President, PIMCO.

PIMCO	Benz II, William R.	Managing Director and Executive Committee Member, PIMCO.

PIMCO	Beyer, Nicolette	Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Bhansali, Vineer	Executive Vice President, PIMCO.

PIMCO	Bishop, Gregory A.	Senior Vice President, PIMCO; Vice President, PIMCO Variable Insurance Trust.

PIMCO	Borneleit, Adam	Vice President, PIMCO.

PIMCO	Brittain, W.H. Bruce	Senior Vice President, PIMCO.

PIMCO	Brown, Eric C.
Vice President, PIMCO; Assistant Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

PIMCO	Brynjolfsson, John B.	Executive Vice President, PIMCO.

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Burns, R. Wesley
Managing Director, PIMCO; President and Trustee of the Trust and PIMCO Variable Insurance Trust; President and Director of PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

PIMCO	Burton, Kirsten	Vice President, PIMCO.

PIMCO	Callin, Sabrina C.	Senior Vice President, PIMCO.

PIMCO	Clark, Marcia K.	Vice President, PIMCO.

PIMCO	Conseil, Cyrille	Senior Vice President, PIMCO.

PIMCO	Cullinan, William E.	Vice President, PIMCO.

PIMCO	Cummings, Doug	Vice President, PIMCO.

PIMCO	Cummings, John B.	Vice President, PIMCO.

PIMCO	Cupps, Wendy W.	Executive Vice President, PIMCO.

PIMCO	Dada, Suhail	Vice President, PIMCO.

PIMCO	Danielson, Brigitte	Vice President, PIMCO and PIMCO Asia PTE Limited.

PIMCO	Dawson, Craig A.	Vice President, PIMCO.

PIMCO	Dialynas, Chris P.	Managing Director, PIMCO.

PIMCO	Dorff, David J.	Senior Vice President, PIMCO.

PIMCO	Dow, Michael G.	Senior Vice President, PIMCO and the Trust.

PIMCO	Dunn, Anita	Vice President, PIMCO.

PIMCO	Durham, Jennifer E.	Vice President, PIMCO.

PIMCO	Easterday, Jeri A.	Vice President, PIMCO.

PIMCO	Eberhardt, Michael	Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	El-Erian, Mohamed A.	Managing Director, PIMCO; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

PIMCO	Ellis, Edward L.	Vice President, PIMCO.

PIMCO	Estep, Bret W.	Vice President, PIMCO.

PIMCO	Evans, Stephanie D.	Vice President, PIMCO.

PIMCO	Fields, Robert A.	Vice President, PIMCO.

PIMCO	Fisher, Marcellus M.	Vice President, PIMCO.

PIMCO	Foss, Kristine L.	Vice President, PIMCO.

PIMCO	Fournier, Joseph A.	Vice President, PIMCO.

PIMCO	Foxall, Julian	Vice President, PIMCO and PIMCO Australia Pty Limited.

PIMCO	Frisch, Ursula T.	Senior Vice President, PIMCO.

PIMCO	Fulford III, Richard F.	Vice President, PIMCO.

PIMCO	Gagne, Darius	Vice President, PIMCO.

PIMCO	Garbuzov, Yuri P.	Vice President, PIMCO.

PIMCO	Gilbert, Jennie	Senior Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Gleason, G. Steven	Vice President, PIMCO.

PIMCO	Goldman, Stephen S.	Senior Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Gore, Gregory T.	Vice President, PIMCO.

PIMCO	Graber, Gregory S.	Vice President, PIMCO.

PIMCO	Greer, Robert J.	Vice President, PIMCO

PIMCO	Gross, William H.	Managing Director and Executive Committee Member, PIMCO; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust.

PIMCO	Gupta, Shailesh	Vice President, PIMCO.

PIMCO	Hague, John L.	Managing Director, PIMCO.

PIMCO	Hally, Gordon C.	Executive Vice President, PIMCO.

PIMCO	Hamalainen, Pasi M.	Managing Director, PIMCO; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

PIMCO	Hardaway, John P.
Senior Vice President, PIMCO; Treasurer, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series and PIMCO Strategic Global Government Fund, Inc.

PIMCO	Harris, Brent R.
Managing Director and Executive Committee Member, PIMCO; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and President, PIMCO Strategic Global Government Fund, Inc.

PIMCO	Harris, Sandra	Senior Vice President, PIMCO.

PIMCO	Harumi, Kazunori	Vice President, PIMCO and PIMCO Japan Limited.

PIMCO	Hastings, Arthur J.	Vice President, PIMCO.

PIMCO	Hayes, Ray C.	Senior Vice President, PIMCO and the Trust.

PIMCO	Hinman, David C.	Executive Vice President, PIMCO.

PIMCO	Hodge, Douglas M.	Executive Vice President, PIMCO.

PIMCO	Holden, Brent L.	Managing Director, PIMCO.

PIMCO	Holloway, Dwight F., Jr.	Senior Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Hudoff, Mark T.	Executive Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Hudson, James	Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Isberg, Margaret E.	Managing Director, PIMCO; Senior Vice President, the Trust.

PIMCO	Ivascyn, Daniel J.	Senior Vice President, PIMCO, PIMCO Commercial Mortgage Securities Trust, Inc., and PIMCO Strategic Global Government Fund, Inc.

PIMCO	Jacobs IV, Lew W.	Senior Vice President, PIMCO.

PIMCO	Johnstone, Jim	Vice President, PIMCO and the Trust.

PIMCO	Kawamura, Kenji	Vice President, PIMCO and PIMCO Japan Limited.

PIMCO	Kelleher III, Thomas J.	Vice President, PIMCO and the Trust.

PIMCO	Keller, James M.	Managing Director, PIMCO.

PIMCO	Kennedy, Raymond G., Jr.	Managing Director, PIMCO.

PIMCO	Kido, Masahiro	Vice President, PIMCO and PIMCO Japan Limited.

PIMCO	Kiesel, Mark R.	Executive Vice President, PIMCO.

PIMCO	Kirkbaumer, Steven P.	Senior Vice President, PIMCO and PIMCO Variable Insurance Trust.

PIMCO	Kondo, Tetsuro	Vice President, PIMCO and PIMCO Japan Limited.

PIMCO	Kuno, Hiroshi	Vice President, PIMCO and PIMCO Japan Limited.

PIMCO	Lackey, W. M.	Vice President, PIMCO.

PIMCO	Larsen, Henrik P.	Vice President, PIMCO, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

PIMCO	Lehavi, Yanay	Vice President, PIMCO.

PIMCO	Lindgren, Peter	Senior Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Loftus, John S.	Managing Director, PIMCO; Senior Vice President, the Trust; Vice President and Assistant Secretary, StocksPLUS Management, Inc.

PIMCO	Lown, Aaron	Vice President, PIMCO and PIMCO Asia PTE Limited.

PIMCO	Lown, David C.	Executive Vice President, PIMCO.

PIMCO	Ludwig, Jeffrey T.	Senior Vice President, PIMCO.

PIMCO	Luke, John	Senior Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Makinoda, Naoto	Vice President, PIMCO and PIMCO Japan Limited.

PIMCO	Mallegol, Andre J.	Vice President, PIMCO and the Trust.

PIMCO	Mariappa, Sudesh N.	Executive Vice President, PIMCO.

PIMCO	Martin, Scott W.	Vice President, PIMCO.

PIMCO	Martini, Michael E.	Senior Vice President, PIMCO.

PIMCO	Masanao, Tomoya	Senior Vice President, PIMCO.

PIMCO	Mather, Scott A.	Executive Vice President, PIMCO; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.

PIMCO	Matsui, Akinori	Senior Vice President, PIMCO and PIMCO Japan Limited.

PIMCO	Mayuzumi, Sugako	Vice President, PIMCO and PIMCO Japan Limited.

PIMCO	McCann, Patrick Murphy	Vice President, PIMCO.

PIMCO	McCray, Mark V.	Executive Vice President, PIMCO.

PIMCO	McCulley, Paul A.	Managing Director, PIMCO.

PIMCO	McDevitt, Joseph E.	Executive Vice President, PIMCO; Director and Chief Executive Officer, PIMCO Europe Limited.

PIMCO	Meehan, James P., Jr.	Vice President, PIMCO.

PIMCO	Meiling, Dean S.	Managing Director, PIMCO; Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited.

PIMCO	Metsch, Mark E.	Vice President, PIMCO.

PIMCO	Mewbourne, Curtis A.	Senior Vice President, PIMCO.

PIMCO	Miller, John M.	Vice President, PIMCO.

PIMCO	Miller, Kendall P., Jr.	Vice President, PIMCO.

PIMCO	Millimet, Scott A.	Vice President, PIMCO and the Trust.

PIMCO	Mitchell, Gail	Vice President, PIMCO.

PIMCO	Moehan, James P., Jr.	Senior Vice President, PIMCO.

PIMCO	Moll, Jonathan D.	Executive Vice President, PIMCO.

PIMCO	Monson, Kirsten S.	Executive Vice President, PIMCO.

PIMCO	Moriguchi, Masabumi	Vice President, PIMCO and PIMCO Japan Limited.

PIMCO	Muzzy, James F.	Managing Director, PIMCO; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Variable Insurance Trust; Vice President, the Trust.

PIMCO	Nercessian, Terence Y.	Vice President, PIMCO.

PIMCO	Norris, John F.	Vice President, PIMCO.

PIMCO	Nguyen, Vinh T.
Controller, PIMCO; Vice President and Controller, Allianz Dresdner Asset Management of America L.P., Cadence Capital Management, Cadence Capital Management, Inc., NFJ Investment Group, NFJ Management, Inc., StocksPLUS Management, Inc., PIMCO Funds Distributors LLC, PIMCO Funds Advertising Agency, Inc., Oppenheimer Group, Inc., PIMCO Global Advisors LLC, PIMCO Equity Advisors LLC, PIMCO Equity Partners LLC, Nicholas Applegate Holdings LLC, Oppenheimer Capital LLC, OCC Distributors LLC, OpCap Advisors LLC, Allianz Hedge Fund Partners L.P., PIMCO Allianz Advisors LLC, and Allianz Private Client Services LLC.

PIMCO	O’Connell, Gillian	Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Okamura, Shigeki	Vice President, PIMCO and PIMCO Japan Limited.

PIMCO	Okun, Ric	Vice President, PIMCO.

PIMCO	Ongaro, Douglas J.	Senior Vice President, PIMCO and the Trust.

PIMCO	Otterbein, Thomas J.	Executive Vice President, PIMCO.

PIMCO	Palghat, Kumar N.	Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Australia Pty Limited.

PIMCO	Pan, Evan T.	Vice President, PIMCO and PIMCO Australia Pty Limited.

PIMCO	Pardi, Peter Paul	Senior Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Parry, Mark	Senior Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Paulson, Bradley W.	Senior Vice President, PIMCO.

PIMCO	Perez, Keith	Vice President, PIMCO.

PIMCO	Phansalker, Mohan V.	Executive Vice President, Chief Legal Officer and Assistant Secretary, PIMCO; Vice President and Assistant Secretary, StocksPLUS Management, Inc.

PIMCO	Philipp, Elizabeth M.	Senior Vice President, PIMCO.

PIMCO	Pittman, David J.	Vice President, PIMCO and the Trust.

PIMCO	Podlich III, William F.	Managing Director, PIMCO.

PIMCO	Porterfield, Mark	Vice President, PIMCO.

PIMCO	Powers, William C.	Managing Director and Executive Committee Member, PIMCO; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.

PIMCO	Prince, Jennifer L.	Vice President, PIMCO.

PIMCO	Rappaport, Marcy B.	Vice President, PIMCO.

PIMCO	Ravano, Emanuele	Executive Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Reimer, Ronald M.	Vice President, PIMCO.

PIMCO	Reisz, Paul W.	Vice President, PIMCO.

PIMCO	Repoulis, Yiannis	Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Rodgerson, Carol E.	Vice President, PIMCO.

PIMCO	Rodosky, Stephen A.	Vice President, PIMCO.

PIMCO	Romano, Mark A.	Senior Vice President, PIMCO and the Trust.

PIMCO	Roney, Scott L.	Senior Vice President, PIMCO; Director and Chief Executive Officer, PIMCO Japan Limited.

PIMCO	Rosiak, Jason R.	Vice President, PIMCO.

PIMCO	Rowe, Cathy T.	Vice President, PIMCO.

PIMCO	Ruthen, Seth R.	Senior Vice President, PIMCO.

PIMCO	Sargent, Jeffrey M.
Senior Vice President, PIMCO, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

PIMCO	Schmider, Ernest L.	Managing Director and Secretary, PIMCO; Director and Assistant Secretary, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

PIMCO	Scholey, Leland T.	Senior Vice President, PIMCO and the Trust.

PIMCO	Schucking, Ivor E.	Senior Vice President, PIMCO.

PIMCO	Schulist, Stephen O.	Senior Vice President, PIMCO.

PIMCO	Scibisz, Iwona E.	Vice President, PIMCO.

PIMCO	Seliga, Denise C.	Senior Vice President, PIMCO.

PIMCO	Sellers, Devin L.	Vice President, PIMCO.

PIMCO	Shaler, Timothy L.	Vice President, PIMCO.

PIMCO	Sharp, William E.	Vice President, PIMCO.

PIMCO	Sheehy, Erica H.	Vice President, PIMCO.

PIMCO	Simon, W. Scott	Executive Vice President, PIMCO.

PIMCO	Spalding, Scott M.	Vice President, PIMCO and the Trust.

PIMCO	Takano, Makoto	Executive Vice President, PIMCO and PIMCO Japan Limited.

PIMCO	Telish, Christine M.	Vice President, PIMCO.

PIMCO	Theodore, Kyle J., Jr.	Senior Vice President, PIMCO.

PIMCO	Thomas, Lee R.	Managing Director, PIMCO; Member, PIMCO Partners LLC.

PIMCO	Thompson, William S.
Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director and President, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Variable Insurance Trust; Vice President, the Trust and PIMCO Commercial Mortgage Securities Trust, Inc.

PIMCO	Thurston, Powell C.	Vice President, PIMCO.

PIMCO	Trosky, Benjamin L.	Managing Director, PIMCO; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.

PIMCO	Tyson, Richard E.	Senior Vice President, PIMCO.

PIMCO	Vallarta-Jordal, Maria-Theresa F.	Vice President, PIMCO.

PIMCO	Van de Zilver, Peter A.	Vice President, PIMCO.

PIMCO	van Heel, Marc	Senior Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Vendig, Tamara L.	Vice President, PIMCO.

PIMCO	Weil, Richard M.	Managing Director and Chief Operating Officer, PIMCO.

PIMCO	Willemsen, Michael J.	Vice President, PIMCO and PIMCO Strategic Global Government Fund, Inc.; Assistant Secretary, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc.

PIMCO	Wilson, John F.	Executive Vice President, PIMCO and PIMCO Australia Pty Limited.

PIMCO	Wilson, Susan L.	Executive Vice President, PIMCO.

PIMCO	Wood, George H.	Executive Vice President, PIMCO.

PIMCO	Worah, Mihir P.	Vice President, PIMCO.

PIMCO	Wyman, Charles C.	Executive Vice President, PIMCO.

PIMCO	Young, David	Senior Vice President, PIMCO and PIMCO Europe Limited.

PIMCO	Yu, Cheng-Yuan	Senior Vice President, PIMCO.

PIMCO	Zhu, Changhong	Executive Vice President, PIMCO.

Name of Adviser	Name of Individual	Business and Other Connections
Janus Capital Management LLC		Investment Adviser

Janus Capital Management LLC	Thomas H. Bailey	President, Director, Chairman of the Board and Chief Executive Officer

Janus Capital Management LLC	Thomas A. Early	Vice President, General Counsel and Secretary

Janus Capital Management LLC	Michael E. Herman	Director

Janus Capital Management LLC	Thomas A. McDonnell	Director

Janus Capital Management LLC	Landon H. Rowland	Director

Janus Capital Management LLC	Michael Stopler	Director

Janus Capital Management LLC	Mark B. Whiston	President of Institutional Services

Janus Capital Management LLC	Helen Young Hayes	Vice President and Director

Janus Capital Management LLC	Raymond T. Hudner	Vice President and Chief Technology Officer

Janus Capital Management LLC	Stuart L. Novek	Vice President and Chief Marketing Officer

Janus Capital Management LLC	David R. Kowalski	Vice President, Chief Compliance Officer

Janus Capital Management LLC	Loren M. Starr	Vice President, Chief Compliance Officer

Adviser and Governing Board of Directors	Name of Individual	Business and Other Connections

Salomon Brothers Asset Management		Investment Adviser

Salomon Brothers Asset Management	Virgil H. Cummings	Director, Salomon Brothers Asset Management; Managing Director and Chief Investment Officer of Salomon Smith Barney Inc

Salomon Brothers Asset Management	Heath B. McLendon	Managing Director

Salomon Brothers Asset Management	Wendy Murdock	Director and Chief Operating Officer for Retail Asset Management, Salomon Brothers Asset Management; Executive Vice President, Salomon Smith Barney Inc

Salomon Brothers Asset Management	Robert E. Amodeo	Vice President

Salomon Brothers Asset Management	John B. Cunningham	Director

Salomon Brothers Asset Management	Thomas K. Flanagan	Director

Salomon Brothers Asset Management	David J. Griffiths	Portfolio Manager

Salomon Brothers Asset Management	Michael A. Kagan	Director

Salomon Brothers Asset Management	Robert W. Kopprasch	Managing Director and Senior Portfolio Manager, Salomon Smith Barney Inc

Salomon Brothers Asset Management	Roger M. Lavan	Director

Salomon Brothers Asset Management	Yuan Y. Ma	Director

Salomon Brothers Asset Management	Ross S. Margolles	Managing Director

Salomon Brothers Asset Management	Nancy A. Noyes	Director

Salomon Brothers Asset Management	David J. Scott	Portfolio Manager

Salomon Brothers Asset Management	Beth A. Semmel	Director

Salomon Brothers Asset Management	Patrick Sheehan	Managing Director and Senior Portfolio Manager, Salomon Smith Barney Inc

Salomon Brothers Asset Management	David A. Torchia	Director

Salomon Brothers Asset Management	Peter J. Wilby	Managing Director

Adviser and Governing Board of Directors	Name of Individual	Business and Other Connections
Lazard	Charles L. Carroll	Managing Director

Lazard	Robert DeConcini	Managing Director

Lazard	Norman Eig
Managing Director; Vice Chairman of Lazard Freres & Co LLC; Director and Co-Chief Executive of Lazard Asset Management Limited; Director of Lazard Asset Management Holdings, Limited; Director of Lazard Investment Funds Limited; Director of Lazard Asset Management (CI) Holdings, Ltd.; Managing Director of Lazard Asset Management (Deutschland); Member of the Supervisory Board of Lazard Strategic Coordination Company

Lazard	Herbert W. Gullquist
Managing Director; Vice Chairman of Lazard Freres & Co LLC; Director and Co-Chief Executive of Lazard Asset Management Limited; Director of Lazard Far East Investors (Holdings) Limited; Director of Lazard Asset Management Holdings Limited; Managing Director of Lazard Asset Management (Deutschland); Member of the Supervisory Board of Lazard Strategic Coordination company

Lazard	Jeffrey A. Kigner	Managing Director

Lazard	Gerald B. Mazzari	Managing Director

Lazard	John R. Reinsberg	Managing Director; Director of Lazard Asset Management Pacific Co.; Member of the Supervisory Board of Lazard Strategic Coordination Company

Lazard	Michael S. Rome	Managing Director

Lazard	Michael P. Triguboff	Managing Director; Managing Director and Director of Lazard Japan Asset Management Pacific Co.; Director of Lazard Japan Asset Management (K.K.)

Lazard	William A. von Mueffling	Managing Director

Lazard	Kenneth C. Weiss	Managing Director

Lazard	Alexander E. Zagoreos
Managing Director; Director of Lazard Asset Management Egypt; Director of Flemings Continental European Investment Trust plc, Director of Gartmore Emerging Pacific Investments plc; Director of Jupiter International Green Investment Trust plc; Director of Taiwan Opportunities Fund Limited; Director of The Egypt Trust; Director of The Greek Progress Fund; Director of Lazard Emerging World Fund; Director of The World Trust Fund; Director of Lazard Select Fund; Director of Ermitage Selz Fund; Director of New Zealand Investment Trust plc; Director of Latin American Investment Trust plc; Director of Taiwan American Fund Limited President of Princeton Services

AIM Capital is an indirect wholly owned subsidiary of A I M Management Group Inc. (“AIM”), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Capital was organized in 1986, and, together with its subsidiaries, advises or manages over 130 investment portfolios encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4 YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

The list required by this item 26 of officers and directors of AIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, reference is made to Form ADV filed by AIM pursuant to the Advisers Act (SEC File No. 801-15211).

Adviser and Governing Board of Directors	Name of Individual	Business and Other Connections

MFS	Jeffrey L. Shames	Director, Chairman and Chief Executive Officer

MFS	John W. Ballen	Director, President and Chief Investment Officer

MFS	Kevin R. Parke	Director, Executive Vice President, Chief Equity Officer

MFS	Thomas J. Cashman, Jr.	Director, Executive Vice President

MFS	Joseph W. Dello Russo	Director, Executive Vice President, Chief Financial Officer and Chief Administrative Officer

MFS	James Prieur	Director; President and Director, Sun Life Assurance Company of Canada; Officer and/or Director of various subsidiaries and affiliates of Sun Life.

MFS	William W. Scott	Director, Executive Vice President

MFS	Donald A. Stewart	Director; Chairman, Sun Life Assurance Company of Canada; Officer and/or Director of various subsidiaries and affiliates of Sun Life.

MFS	William W. Stinson
Director; Director, Sun Life Assurance Company of Canada; Director, United Dominion Industries Limited, Charlotte, NC; Director, PanCanadian Petroleum Limited, Calgary, Alberta, Canada; Director, LWT Services, Inc., Calgary, Alberta, Canada; Director, Western Star Trucks, Inc., Kelowna, British Columbia, Canada; Director, Westshore Terminals Income Fund, Vancouver, British Columbia, Canada; Director (until 4/99), Canadian Pacific ltd., Calgary, Alberta, Canada

MFS	James C. Baillie	Director

MFS	Stephen E. Cavan	Senior Vice President, General Counsel and Secretary

MFS	Robert T. Burns	Senior Vice President, Associate General Counsel and an Assistant Secretary

MFS	Thomas B. Hastings	Vice President and Treasurer

INVESCO	Mark Hurst Williamson	President, Chief Executive Officer & Chairman of the Board

INVESCO	Raymond Roy Cunningham	Senior Vice President—National Sales Manager & Director

INVESCO	William Joseph Galvin, Jr.	Senior Vice President & Assistant Secretary & Director

INVESCO	Stacie L. Cowell	Senior Vice President

INVESCO	Mark David Greenberg	Senior Vice President

INVESCO	Brian Bruce Hayward	Senior Vice President

INVESCO	Ronald Lyn Grooms	Senior Vice President, Treasurer & Director

INVESCO	Richard William Healey	Senior Vice President—Marketing & Director

INVESCO	Patricia F. Johnston	Senior Vice President

INVESCO	William Ralph Keithler	Senior Vice President

INVESCO	Thomas A. Kolbe	Senior Vice President

INVESCO	Trent Edward May	Senior Vice President

INVESCO	Charles Peter Mayer	Senior Vice President

INVESCO	John S. Segner	Senior Vice President

INVESCO	Timothy John Miller	Senior Vice President, Chief Investment Officer & Director

INVESCO	Laura M. Parsons	Senior Vice President

INVESCO	Glen Alan Payne	Senior Vice President, Secretary & General Counsel

INVESCO	Gary J. Ruhl	Senior Vice President

INVESCO	Marie Ellen Aro	Vice President—Retirement and Third Party Marketing

INVESCO	Jeffrey R. Botwinick	Vice President, Regional Wholesaler

INVESCO	Michael K. Brugman	Vice President, Senior Regional Wholesaler

INVESCO	Rhonda Dixon-Gunter	Vice President, Broker/Dealer Services

INVESCO	Delta Lynn Donohue	Vice President—Investment Operations

INVESCO	Harvey T. Fladeland	Vice President, Senior Regional Wholesaler

INVESCO	Linda Jean Gieger	Vice President

INVESCO	Richard Ray Hinderlie	Vice President

INVESCO	Stuart Abbitt Holland	Vice President, Senior Regional Wholesaler

INVESCO	Thomas Michael Hurley	Vice President—Product Development & Information Management

INVESCO	Brian A. Jeffs	Vice President, Institutional Wholesaler

INVESCO	Campbell Crawford Judge	Vice President, Senior Regional Wholesaler

INVESCO	Peter Middleton Lovell	Vice President

INVESCO	James Frank Lummanick	Vice President and Chief Compliance Officer

INVESCO	Thomas Andrew Mantone, Jr.	Vice President

INVESCO	George Adalbert Matyas	Vice President, Senior Regional Wholesaler

INVESCO	Corey McCabe McClintock	Vice President, Senior Regional Wholesaler

INVESCO	Douglas J. McEldowney	Vice President

INVESCO	Frederick R. (Fritz) Meyer	Vice President

INVESCO	Stephen Alfred Moran	Vice President—Brand Management

INVESCO	Jeffrey Glenn Morris	Vice President

INVESCO	Donald R. Puddock	Vice President

INVESCO	Thomas Edward Pellowe	Vice President, National Accounts Manager

INVESCO	Dean Crawford Phillips	Vice President, Senior Regional Wholesaler

INVESCO	Pamela Jean Piro	Vice President & Assistant Treasurer

INVESCO	John D. Raring	Vice President, Regional Wholesaler

INVESCO	Sean F. Reardon	Vice President, Regional Wholesaler

INVESCO	Dale A. Reinhardt	Vice President and Controller

INVESCO	Louis H. Reynolds	Vice President, Senior Regional Wholesaler

INVESCO	Anthony Robert Rogers	Vice President, Eastern Regional Sales Manager

INVESCO	Thomas R. Samuelson	Vice President

INVESCO	James Boyd Sandidge	Vice President, Western Regional Sales Manager

INVESCO	Thomas Hurley Scanlan	Vice President, Regional Wholesaler

INVESCO	Reagan Andrew Shopp	Vice President, Senior Regional Wholesaler

INVESCO	Joseph W. Sronicka	Vice President

INVESCO	Terri Berg Smith	Vice President

INVESCO	John T. Tredor	Vice President, Senior Regional Wholesaler

INVESCO	Tane’ There’se Taylor	Vice President & Assistant General Counsel

INVESCO	Thomas Robert Wald	Vice President

INVESCO	Judy Paulette Wiese	Vice President & Assistant Secretary

INVESCO	Neil B. Wood	Vice President, Senior Regional Wholesaler

INVESCO	Vaughn Alexander Greenlees	Assistant Vice President, Regional Wholesaler

INVESCO	Michael C. Howe	Assistant Vice President, Regional Wholesaler

INVESCO	Matthew A. Kunze	Assistant Vice President, Regional Wholesaler

INVESCO	Michael David Legoski	Assistant Vice President—Internal Sales Development

INVESCO	William Stewart Mechling	Assistant Vice President, Regional Wholesaler

INVESCO	Craig Jeffrey St. Thomas	Assistant Vice President, Regional Vice President

INVESCO	Eric S. Sauer	Assistant Vice President

INVESCO	C. Vince Sellers	Assistant Vice President, Regional Wholesaler

INVESCO	Jeraldine Elizabeth Kraus	Assistant Secretary

INVESCO	Mark A. Ballenger	Assistant Vice President, Regional Wholesaler

	Name	Non-Putnam business and other connections

Putnam	Blake Anderson Managing Director	Trustee, Salem Female Charitable Society

Putnam	Stephen A. Balter Vice President	Prior to March 2000, Vice President and Analyst, Pioneer Investment Management

Putnam	Andrew R. Barker Senior Vice President	Prior to August 2001, Director and Senior Vice President, Schroder Investment Management North America Inc.

Putnam	Fabrice Bay Senior Vice President	Prior to April 2001, Managing Director, Deutsche Bank Equities, A.G.

Putnam	Tinh D. Bui Senior Vice President	Prior to August 2001, Managing Director-Portfolio Manager, PPM America, Inc.

Putnam	Paul L. Check Vice President	Prior to October 2000, Morgan Stanley Dean Witter

Putnam	Myung Chol Chon Vice President	Prior to March 2001, Manager, Risk Management-Trading, Royal Bank of Canada

Putnam	Sabina M. Ciminero Assistant Vice President	Prior to August 2000, Research Associate, International Graduate School of Management, Prior to August 1999, Research Associate, Harvard Business School

Putnam	James Conklin Vice President	Prior to May 2000, Vice President, Lehman Brothers

Putnam	James Frederick Copper Vice President	Prior to February 2001, Assistant Vice President, Wellington Management Company

Putnam	C. Beth Cotner Senior Vice President	Director, The Lyric Stage Theater

Putnam	Collin Crownover Vice President	Prior to October 2000, Research Officer, Barclays Global Investors

Putnam	James L. Curtis Vice President	Prior to February 2001, Vice President, Sterling Capital Management

Putnam	John R.S. Cutler Vice President	Member, Burst Media, L.L.C.

Putnam	Kenneth Daly Managing Director	President, TMA, River Road Transportation Management Association,

Putnam	Simon Davis Senior Vice President	Prior to September 2000, Lead Manager, Deutsche Asset Management,

Putnam	David Depew Senior Vice President	Prior to February 2001, Vice President, Wellington Management

Putnam	Ralph C. Derbyshire Senior Vice President	Board Member, MSPCC; Board Member, Winchester After School Program

Putnam	Erin J. DeRoche Assistant Vice President	Prior to January 2001, Compensation Consultant, Partners Healthcare System, Inc.

Putnam	Kenneth J. Doerr Senior Portfolio Manager	Prior to November 2000, Mid-Cap Portfolio Manager, Principal, Equinox Capital Management

Putnam	Emily Durbin Vice President	Board of Directors, Family Service, Inc.

Putnam	Karnig H. Durgarian Managing Director	Board Member, EBRI; Trustee, American Assembly

Putnam	Nathan W. Eigerman Senior Vice President	Trustee, Flower Hill Trust

Putnam	Kerim Engin Vice President	Prior to February 2001, Consultant, StrategyX; Prior to September 2000, Director Quantitative Research

Putnam	Irene M. Esteves Managing Director
Board of Director Member, American Management Association Finance Council; Board of Director Member, First Night Boston; Board of Director Member, SC Johnson Commercialmarkets; Board of Director Member, Massachusetts Taxpayers Foundation; Board of Director Member, Mrs. Bairds Bakeries

Putnam	James M. Falvey, Jr. Senior Vice President	Prior to August 2000, Senior Vice President, Dresdner, Kleinwort, Benson

Putnam	Ian Ferguson Senior Managing Director	Trustee, Park School

Putnam	Daisy D. Foquet Vice President	Prior to September 2000, Analyst, Dresdner RCM Global Investors; Analyst, Prudential Portfolio Managers

Putnam	Jason Fromer Vice President	Prior to August 2000, Currency/Macro Trader, Soros Fund Management

Putnam	David P. Gelvin Assistant Vice President	Prior to December 2000, Self-employed Private Instructor

Putnam	Bartlett R. Geer Senior Vice President	Prior to November 2000, Senior Vice President, State Street Research & Management

Putnam	Frederik Gjerstad Vice President	Prior to November 2000, Portfolio Analyst, Frank Russell Company

Putnam	John T. Golden Vice President	Prior to June 2000, Second Vice President, John Hancock Funds

Putnam	J. Peter Grant Senior Vice President	Trustee, The Dover Church

Putnam	Matthew D. Griffin Vice President	Prior to August 2000, Vice President, Harbor Capital Management

Putnam	Paul E. Haagensen Senior Vice President	Director, Haagensen Research Foundation

Putnam	Raymond K. Haddad Vice President	Prior to September 2000, Research Associate, Schroder & Co.; Prior to September 2000, Research Associate, Sanford C. Bernstein

Putnam	Eric N. Harthun Vice President	Prior to March 2000, Portfolio Manager, Boston Partners Asset Management

Putnam	Deborah R. Healey Senior Vice President	Corporator, New England Baptist Hospital; Director, NEB Enterprises

Putnam	Karen Herold Assistant Vice President	Prior to May 2000, Research Analyst, PricewaterhouseCoopers LLP

Putnam	Kellie K. Hill Senior Vice President	Prior to October 2001, Managing Director, Wills Capital Management

Putnam	Joseph Hosler Vice President	Prior to February 2000, Vice President, Independent Investment Associates

Putnam	Stefan Iris Assistant Vice President	Prior to December 1999, Investment Operations Specialist, John Hancock Funds

Putnam	Arjun Jayaraman Assistant Vice President	Prior to November 2000, Quantitative Analyst, Harborview Trading Associates

Putnam	Rikiya Kato Vice President	Prior to July 2000, Senior Portfolio Manager, Daiwa SB Investments

Putnam	Maximilian G. Kaufmann Assistant Vice President	Prior to October 2000, Quantitative Analyst, Citibank Global Asset Management

Putnam	John L. Kellerman Senior Vice President	Prior to March 2001, Senior Vice President-Head of Trading, Sanwa Financial Products, Inc.

Putnam	Charles H. Krahmer Assistant Vice President	Prior to March 2000, Unit Manager and Business Analyst, Brown Brothers Harriman & Co.

Putnam	Leo Kropywiansky Vice President	Prior to June 2000, Vice President, Primark Decision Economics

Putnam	Deborah F. Kuenstner Managing Director	Director, Board of Pensions, Presbyterian Church

Putnam	Sharon H. Lane Assistant Vice President	Prior to August, 2000, Information Specialist, Arthur D. Little School of Management; Prior to March 2000, Senior Information Research Specialist, Bain & Co.

Putnam	Lawrence J. Lasser President, Director and Chief Executive
Director, Marsh & McLennan Companies, Inc.; Board of Governors and Executive Committee, Investment Company Institute; Board of Overseers, Museum of Fine Arts; Trustee, Beth Israel Deaconess Medical Center; Member of the Council on Foreign Relations; Member of the Board of Directors of the

United Way of Massachusetts Bay; Trustee of the Vineyard Open Land Foundation,

Putnam	Matthew J. Leighton Assistant Vice President	Prior to August 2000, Contractor, Synergistics Tech, Inc.; Prior to September 1999, Assistant Treasurer, State Street Boston Corporation

Putnam	Jesse S. Levitt Assistant Vice President	Prior to August 2000, Financial Analyst, Columbia University

Putnam	Helen Liu Vice President	Prior to August 2000, Assistant Vice President and Senior Quantitative Analyst, Banc of America Capital Management

Putnam	Dean M. Maki Vice President	Prior to November 2000, Senior Economist, Federal Reserve Board

Putnam	Shigeki Makino Managing Director	Prior to August 2000, Director of Research, Fidelity Investments

Putnam	Kevin Maloney Managing Director	Institutional Director, Financial Management Association, University of South Florida, College of Business Administration

Putnam	Jennifer L. Martanacik Assistant Vice President	Prior to January 2001, Client Relations Manager, Thomson Financial

Putnam	Michael A. Mata Assistant Vice President	Prior to January 2001, Vice President, Lehman Brothers

Putnam	Yumiko Matsubara Assistant Vice President	Prior to August 2000, Senior Consultant, Ernst & Yong Global Financial Services

Putnam	James M. McCarthy Vice President	Prior to August 2001, Sales Officer, Mellon Private Asset Management

Putnam	James P. Miller Senior Vice President	Prior to May 2000, Managing Director, Bear Stearns & Co., Inc.

Putnam	Jeanne L. Mockard Senior Vice President	Trustee, The Bryn Mawr School

Putnam	Brian J. Monahan Assistant Vice President	Prior to August 2000, Global Emerging Markets Equity Trader, Grantham, Mayo, Van Otterloo, and Co. LLC

Putnam	Colin Moore Managing Director	Prior to June 2000, Chief Investment Officer, Rockefeller & Co., Inc.

Putnam	Donald E. Mullin Senior Vice President	Corporate Representative and Board Member, Delta Dental Plan of Massachusetts

Putnam	Kevin F. Murphy Senior Vice President	Prior to December 1999, Managing Director, BankBoston N.A.

Putnam	Colin Naughton Assistant Vice President	Prior to January 2001, Senior Analyst, Standard & Poor’s

Putnam	Craig R. Oliver Vice President	Prior to August 2000, Principal, Analyst, State Street Global Advisors

Putnam	Dennis E. O’Rourke Vice President	Prior to March 2000, Analyst, BankBoston N.A.

Putnam	Keith Plapinger Vice President	Chairman and Trustee, Advent School

Putnam	Charles E. Porter Executive Vice President	Trustee, Anatolia College; Governor, Handel & Hayden Society

Putnam	Ranjit Ranjamani Vice President	Prior to June 2000, Director of Finance and Business Planning, Xenergy, Inc.

Putnam	Jakub Rehor Assistant Vice President	Prior to July 2000, Research Associate, Sanford C. Bernstein

Putnam	Thomas V. Reilly Managing Director	Trustee, Knox College

Putnam	Neal J. Reiner Senior Vice President	Prior to July 2001; Executive Vice President—High Yield Portfolio Manager, Bain Capital Sankaty Advisors

Putnam	Brian C. Rose Assistant Vice President	Prior to April 2000, Equity Analyst, Loomis, Sayles & Co. Lp

Putnam	James J. Russell Assistant Vice President	Prior to May 2000, Senior Data Analyst, Redwood Investment Systems, Inc.; Prior to May 2000, Senior Data Analyst, IDD Information Systems

Putnam	Jeff B. Sacknowitz

	Vice President	Investment Associate, Independence Investment Associates

Putnam	Robert Salvin Senior Vice President	Prior to July 2000, Chief Financial Officer, Really Easy Internet Inc.; Prior to January 2000, Managing Director, BancBoston Robertson Stephens

Putnam	Justin M. Scott Managing Director	Director, DSI Proprieties (Neja) Ltd.

Putnam	Robert E. Secor Assistant Vice President	Senior Consultant, Fame Information Services

Putnam	Anthony R. Sellitto, III Senior Vice President	Prior to September 2000, Senior Vice President, Berger Fund Associates

Putnam	Gordon H. Silver Managing Director	Trustee, Wang Center for the Performing Arts

Putnam	Amy P. Skaff Assistant Vice President	Prior to November 2000, Consultant, Ernst & Young

Putnam	Francis A. Smith Vice President	Prior to July 2001, Principal, State Street Global Advisors

Putnam	Luke A. Smith Assistant Vice President	Quantitative Systems Analyst, Colonial Management

Putnam	Karan S. Sodhi Vice President	Prior to November 2000, Research Analyst, Stephens, Inc.

Putnam	Juan Carlos Sosa Vice President	Prior to September 2000, Analyst, State Street Research & Management

Putnam	Eric H. Sorensen Managing Director	Prior to August 2000, Managing Director, Global Head of Quantitative Research, Salomon

Smith Barney

Putnam	Steven Spiegel Senior Managing Director	Director, Ultra Diamond and Gold Outlet; Director, FACES New York University Medical Center; Trustee, Babson College

Putnam	Anthony E. Sutton Vice President	Prior to July 2001, Managing Member, McDonald-Sutton Asset Management LLC

Putnam	David R. Thompson Vice President	Prior to August 2000, Senior Equity Analyst, Liberty Funds Group

Putnam	Joseph H. Towell Senior Vice President	Prior to September 2001, Managing Director and Senior Vice President, First Main Securities

Putnam	John C. Van Tassel Senior Vice President	Prior to July 2001, Managing Director, Bank One Capital Corp.

Putnam	Stephen W. Vandermark Senior Vice President	Prior to March 2000, Vice President, Quantitative Analytics, Lehman Brothers

Putnam	Richard B. Weed Senior Vice President	Prior to December 2000, Senior Portfolio Manager, State Street Global Advisors

Putnam	James C. Wiess Senior Vice President	Prior to April 2000, Portfolio Manager, J.P. Morgan

Putnam	Eric Wetlaufer Managing Director	President and Member of Board of Directors, The Boston Security Analysts Society, Inc.

Putnam	Edward F. Whalen Senior Vice President	Member of the Board of Directors, Hockomock Area YMCA

Putnam	Richard P. Wyke Senior Vice President	Director, Salem YMCA

Putnam	Frederick M. Wynn, Jr., Vice President	Prior to June 2000, Senior Equity Analyst, Berger Fund Associates

Putnam	Alex Zinny Assistant Vice President	Prior to June 2000, Proprietary Trader, Leerink Swann

Item 27.    Principal Underwriters

(a)
Pacific Select Distributors, Inc. (“PSD”) member, NASD & SIPC serves as Distributor of Shares of Pacific Funds. PSD is a subsidiary of Pacific Life. PSD also serves as distributor of shares of the Pacific Select Fund.

Name and Principal[2] Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

Audrey L. Milfs	Vice President and Secretary	Secretary

Edward R. Byrd	Director, Vice President and Chief Financial Officer	None

Gerald W. Robinson	Director, Chairman and CEO	None

John L. Dixon	Director and President	None

Thomas H. Oliver	Director	None

John W. Poff	Vice President	None

Jane M. Guon	Assistant Secretary	None

Adrian S. Griggs	Vice President	None

Kathleen Hunter	Vice President	None

Alyce F. Peterson	Assistant Vice President	None

S. Kendrick Dunn	Assistant Vice President, Compliance	None

Brian D. Klemens	Vice President and Treasurer	Vice President and Treasurer

Peter S. Deering	Senior Vice President	None

Item 28.    Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained at Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, CA 92660, at PFPC Inc. 4400 Computer Drive, Westborough, MA 01581, and at MFS, 500 Boylston St., 20th Floor, Boston, MA 02116.

Item 29.    Management Services

Not applicable

Item 30.    Undertakings

Not applicable

[2]	Principal business address for all individuals listed is 700 Newport Center Drive, Newport Beach, California 92660.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the 3rd day of October, 2002.

PACIFIC FUNDS

By:	/s/ ROBIN S. YONIS
Robin S. Yonis, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post- Effective Amendment No. 5 to the Registration Statement of Pacific Funds has been signed below by the following persons in the capacities and on the dates indicated.

Thomas C. Sutton*	Trustee and Chairman of the Board (Principal Executive Officer)	October 3, 2002

Glenn S. Schafer*	President and Trustee	October 3, 2002

Richard L. Nelson*	Trustee	October 3, 2002

Lyman W. Porter*	Trustee	October 3, 2002

Alan Richards*	Trustee	October 3, 2002

Lucie H. Moore*	Trustee	October 3, 2002

/s/ BRIAN D. KLEMENS Brian D. Klemens	Treasurer (Principal Financial and Accounting Officer)	October 3, 2002

/s/ ROBIN S. YONIS * Robin S. Yonis, as attorney in fact pursuant to power of attorney filed in Pre-Effective Amendment No. 1 to registrants registration statement

PACIFIC FUNDS

EXHIBIT INDEX

ITEM NO.	DESCRIPTION

(f)	Deferred Compensation Plan

(h)(1)(c)	Addendum to Transfer Agency Agreement (AML)

(h)(1)(d)	Addendum to Transfer Agency Agreement (529 Plan)

(h)(4)(d)	Addendum to Expense Limitation Agreement (Money Market fund)

(p)(4)(b)	Code of Ethics—Pacific Investment Management Company (revised)